EARNINGS PER SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BASIC
Net income used in computing basic earnings per share	$ 24,501,862	$ 18,752,774	$ 68,376,819	$ 49,462,486	$ 74,206,529	$ 57,545,832
Basic earnings per share (in dollars per share)	$ 1.48	$ 1.52	$ 4.42	$ 4.23	$ 6.14	$ 6.95	$ 4.26
Basic weighted average shares outstanding	16,570,324	12,329,056	15,465,641	11,674,757	12,093,973	8,284,536
DILUTED
Net income used in computing basic earnings per share	$ 24,501,862	$ 18,752,774	$ 68,376,819	$ 49,462,486	$ 74,206,529	$ 57,545,832
Diluted earnings per share (in dollars per share)	$ 1.43	$ 1.44	$ 4.23	$ 3.96	$ 5.76	$ 6.19	$ 3.82
Basic weighted average shares outstanding	16,570,324	12,329,056	15,465,641	11,674,757	12,093,973	8,284,536
Add: weight average of common stock converted from Series B Convertible preferred shares outstanding	707,070	707,070	707,070	802,530
Add: weight average Convertible note outstanding	0	0	0	0	778,469	1,010,101
Diluted weighted average shares outstanding	17,176,384	13,036,126	16,172,711	12,477,288	12,872,442	9,294,637